Quarterly Report
June 30, 2019
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.2%
Boeing Co.	32,624	$11,875,462
Honeywell International, Inc.	41,970	7,327,542
Leidos Holdings, Inc.	156,498	12,496,366
		$31,699,370
Airlines – 1.0%
Delta Air Lines, Inc.	169,153	$9,599,433
Alcoholic Beverages – 1.1%
Molson Coors Brewing Co.	203,639	$11,403,784
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	26,408	$2,216,952
Automotive – 1.2%
Lear Corp.	83,773	$11,667,066
Biotechnology – 1.3%
Biogen, Inc. (a)	49,887	$11,667,073
Incyte Corp. (a)	18,277	1,552,814
		$13,219,887
Brokerage & Asset Managers – 0.1%
Charles Schwab Corp.	35,428	$1,423,851
Business Services – 2.8%
DXC Technology Co.	113,469	$6,257,815
Fidelity National Information Services, Inc.	96,825	11,878,491
FleetCor Technologies, Inc. (a)	3,469	974,269
Global Payments, Inc.	52,503	8,407,305
		$27,517,880
Cable TV – 2.9%
Charter Communications, Inc., “A” (a)	16,450	$6,500,711
Comcast Corp., “A”	520,614	22,011,560
		$28,512,271
Chemicals – 1.7%
CF Industries Holdings, Inc.	239,666	$11,194,799
Eastman Chemical Co.	76,558	5,958,509
		$17,153,308
Computer Software – 6.1%
Adobe Systems, Inc. (a)	10,613	$3,127,121
Microsoft Corp.	431,696	57,829,996
		$60,957,117
Computer Software - Systems – 4.2%
Apple, Inc.	174,401	$34,517,446
ServiceNow, Inc. (a)	26,249	7,207,188
		$41,724,634
Construction – 0.5%
Toll Brothers, Inc.	141,565	$5,184,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
Kimberly-Clark Corp.	43,228	$5,761,428
Procter & Gamble Co.	6,972	764,480
		$6,525,908
Consumer Services – 0.2%
Planet Fitness, Inc. (a)	30,982	$2,244,336
Electrical Equipment – 0.2%
HD Supply Holdings, Inc. (a)	36,397	$1,466,071
Electronics – 3.7%
Applied Materials, Inc.	270,896	$12,165,940
Intel Corp.	429,845	20,576,680
Lam Research Corp.	21,042	3,952,529
		$36,695,149
Energy - Independent – 3.2%
EOG Resources, Inc.	124,699	$11,616,959
Phillips 66	127,584	11,934,207
Pioneer Natural Resources Co.	9,558	1,470,594
Valero Energy Corp.	75,714	6,481,876
		$31,503,636
Energy - Integrated – 0.4%
Exxon Mobil Corp.	46,650	$3,574,789
Food & Beverages – 2.6%
Ingredion, Inc.	54,698	$4,512,038
PepsiCo, Inc.	111,126	14,571,952
Tyson Foods, Inc., “A”	88,223	7,123,125
		$26,207,115
General Merchandise – 1.1%
Dollar General Corp.	82,166	$11,105,557
Health Maintenance Organizations – 0.2%
Cigna Corp.	9,635	$1,517,994
Insurance – 3.9%
Allstate Corp.	45,929	$4,670,520
Berkshire Hathaway, Inc., “B” (a)	32,071	6,836,575
Hartford Financial Services Group, Inc.	18,521	1,031,990
MetLife, Inc.	293,773	14,591,705
Prudential Financial, Inc.	119,972	12,117,172
		$39,247,962
Internet – 4.6%
Alphabet, Inc., “A” (a)	17,706	$19,172,057
Alphabet, Inc., “C” (a)	16,952	18,323,586
Facebook, Inc., “A” (a)	42,619	8,225,467
		$45,721,110
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	40,482	$4,099,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.4%
AGCO Corp.	99,344	$7,706,114
Cummins, Inc.	36,186	6,200,109
Eaton Corp. PLC	174,557	14,537,107
Ingersoll-Rand Co. PLC, “A”	40,390	5,116,202
		$33,559,532
Major Banks – 5.3%
Bank of America Corp.	701,424	$20,341,296
JPMorgan Chase & Co.	43,644	4,879,399
Morgan Stanley	248,515	10,887,442
Wells Fargo & Co.	358,275	16,953,573
		$53,061,710
Medical & Health Technology & Services – 3.7%
HCA Healthcare, Inc.	105,063	$14,201,366
McKesson Corp.	76,167	10,236,083
Walgreens Boots Alliance, Inc.	222,472	12,162,544
		$36,599,993
Medical Equipment – 2.5%
Boston Scientific Corp. (a)	148,593	$6,386,527
Medtronic PLC	191,229	18,623,792
		$25,010,319
Natural Gas - Pipeline – 1.0%
Equitrans Midstream Corp.	123,938	$2,442,818
Kinder Morgan, Inc.	343,973	7,182,156
		$9,624,974
Network & Telecom – 2.6%
Cisco Systems, Inc.	469,171	$25,677,729
Other Banks & Diversified Financials – 4.8%
Citigroup, Inc.	289,436	$20,269,203
Discover Financial Services	79,618	6,177,561
Mastercard, Inc., “A”	33,140	8,766,524
Synchrony Financial	316,461	10,971,703
Visa, Inc., “A”	8,627	1,497,216
		$47,682,207
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	82,581	$3,745,048
Eli Lilly & Co.	139,524	15,457,864
Johnson & Johnson	207,719	28,931,102
Pfizer, Inc.	226,620	9,817,179
		$57,951,193
Railroad & Shipping – 1.9%
Union Pacific Corp.	114,287	$19,327,075
Real Estate – 3.6%
EPR Properties, REIT	89,375	$6,666,481
Medical Properties Trust, Inc., REIT	547,971	9,556,614
Simon Property Group, Inc., REIT	51,065	8,158,144
STORE Capital Corp., REIT	354,671	11,771,531
		$36,152,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	6,035	$4,422,931
Starbucks Corp.	221,081	18,533,220
		$22,956,151
Specialty Stores – 7.4%
Amazon.com, Inc. (a)	20,798	$39,383,717
AutoZone, Inc. (a)	8,239	9,058,533
Best Buy Co., Inc.	69,227	4,827,199
Costco Wholesale Corp.	66,241	17,504,846
Target Corp.	28,887	2,501,903
		$73,276,198
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT	15,078	$3,082,697
Telephone Services – 0.9%
Verizon Communications, Inc.	154,982	$8,854,122
Tobacco – 1.7%
Philip Morris International, Inc.	220,928	$17,349,476
Utilities - Electric Power – 4.4%
AES Corp.	748,535	$12,545,447
CenterPoint Energy, Inc.	33,295	953,236
Edison International	55,430	3,736,536
Exelon Corp.	352,233	16,886,050
NRG Energy, Inc.	275,460	9,674,155
		$43,795,424
Total Common Stocks		$986,150,067
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.42% (v)	11,644,825	$11,645,989

Other Assets, Less Liabilities – (0.3)%		(2,506,901)
Net Assets – 100.0%		$995,289,155
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,645,989 and $986,150,067, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$986,150,067	$—	$—	$986,150,067
Mutual Funds	11,645,989	—	—	11,645,989
Total	$997,796,056	$—	$—	$997,796,056
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,366	$194,876,344	$183,243,064	$(1,821)	$1,164	$11,645,989
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123,664	$—